(LOSSES) EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2023
(LOSSES) EARNINGS PER SHARE
(LOSSES) EARNINGS PER SHARE

11.(LOSSES) EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted losses per share for the six months ended June 30, 2022 and 2023 indicated:

	Six Months Ended June 30,
	2022	2023
Net (loss) income attributable to ordinary shareholders — basic	(980)	2,005
Eliminate the dilutive effect of interest expense of convertible senior notes	—	59
Net (loss) income attributable to ordinary shareholders — diluted	(980)	2,064
Weighted average ordinary shares outstanding — basic	3,113,771,581	3,180,817,047
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	—	47,838,781
Dilutive effect of convertible senior notes	—	120,601,000
Weighted average ordinary shares outstanding — diluted	3,113,771,581	3,349,256,828
Basic (losses) earnings per share	(0.31)	0.63
Diluted (losses) earnings per share	(0.31)	0.62

For the six months ended June 30, 2022 and 2023, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following at non-weighted basis:

	As of
	June 30,	June 30,
	2022	2023
Outstanding employee options and nonvested restricted stocks	85,120,720	28,625,350
Shares of convertible senior notes	228,239,310	—
Total	313,360,030	28,625,350

In accordance with ASC Topic 470-20, although legally issued, the loaned ADSs in connection with the “2022 Notes” are not considered outstanding, and then excluded from basic and diluted earnings per share for the six months ended June 30, 2022 unless default of the ADS lending arrangement occurs, at which time the Loaned ADSs would be included in the basic and diluted earnings per share calculation.

All these Loaned ADSs had been returned to the Company with the maturity of 2022 Notes on November 1, 2022 and was accounted for as an increase to the treasury shares.